Financial Risk Management - Summary of Cash Outflow and Inflow of Derivatives Settled Gross or Net are Undiscounted Contractual Cash Flow (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Outflow	₩ 1,711,595	₩ 2,886,867	₩ 2,512,533
Inflow	1,686,804	3,196,870	2,606,479
Less than 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Outflow	638,171	1,174,147	335,970
Inflow	608,270	1,302,112	276,066
1-5 years [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Outflow	546,791	1,176,715	2,138,379
Inflow	568,976	1,306,199	2,284,219
More than 5 years [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Outflow	526,633	536,005	38,184
Inflow	₩ 509,558	₩ 588,559	₩ 46,194